CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Revenue:
Real estate sales, net of sales taxes of US$25,558,801 for the six months ended June 30, 2015 and US$34,932,216 for the six months ended June 30, 2016	$ 594,465,950	$ 428,135,015
Real estate lease income	2,980,041	2,800,637
Real estate management services income	12,867,287	10,370,917
Other revenue	1,693,558	477,136
Total revenue	612,006,836	441,783,705
Costs of revenue:
Cost of real estate sales	(471,580,587)	(321,290,535)
Cost of real estate lease income	(1,795,262)	(1,549,902)
Cost of real estate management services income	(10,052,465)	(8,849,571)
Other costs	(2,379,095)	(1,168,942)
Total cost of revenue	(485,807,409)	(332,858,950)
Gross profit	126,199,427	108,924,755
Selling and distribution expenses	(16,921,743)	(18,647,331)
General and administrative expenses	(55,604,870)	(44,793,444)
Operating income	53,672,814	45,483,980
Interest income	12,693,566	11,910,810
Interest expense	(10,063,297)	(9,956,249)
Net realized gain on short-term investments	915,903	762,469
Unrealized gain on short-term investments	766,955	19,156
Other income	4,108,053	4,721,643
Share of gain/(loss) in an equity investee	(597,966)	478,394
Exchange gain	235,624	0
Income from operations before income taxes	61,731,652	53,420,203
Income taxes	(27,032,761)	(28,747,037)
Net income	34,698,891	24,673,166
Less: net income attributable to non-controlling interest	(2,053,922)	(267)
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ 32,644,969	$ 24,672,899
Earnings per share:
Basic	$ 0.24	$ 0.17
Diluted	$ 0.23	$ 0.17
Shares used in computation:
Basic	134,617,909	147,035,708
Diluted	138,984,932	147,238,150
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	$ (19,435,836)	$ 267,938
Comprehensive income	15,263,055	24,941,104
Less: comprehensive income attributable to non-controlling interest	(2,053,922)	(19,724)
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ 13,209,133	$ 24,921,380